March 31, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Virtus Total Return Fund File No. 811-21680

Dear Sir or Madam:

On behalf of the Virtus Total Return Fund, attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing. Please call the undersigned at (617) 728-7147 with any questions regarding the attached.

Sincerely,

/s/ Stephen Ferrara

Stephen Ferrara